Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
WILMINGTON SMALL-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON SMALL-CAP STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WILMINGTON SMALL-CAP STRATEGY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 16 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in a diversified portfolio of
U.S. equity (or equity-related) securities of small-cap companies. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($2.97 billion as of May 31, 2011) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S.
companies.

The Fund's investment adviser determines the tactical allocation of the
Fund's assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund's investment adviser currently allocates the Fund's assets between growth and value stocks. Once the investment adviser determines the tactical allocations, the sub-adviser builds a portfolio in accordance with the investment adviser's allocation instructions. The sub-adviser uses quantitative models to construct a portfolio for the Fund.

The sub-adviser invests in a representative sample of securities which are included in the Fund's benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment adviser's growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-adviser will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-adviser's investment performance will equal or approximate that of the benchmark index.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the
Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of
Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions.

         o        GROWTH INVESTING RISK: The prices of growth stocks may be
                  more sensitive to changes in current or expected earnings than the prices of other stocks.

         o        LIQUIDITY RISK: The risk that certain securities may be
                  difficult or impossible to sell at the time and the price that the seller would like.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         o        OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         o        SMALL-CAP RISK: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic
                  developments. Small-cap companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

         o        VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

         o        VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad
                  measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 336-9970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	wilmingtonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns ould be lower than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Total Return as of September 30, 2011: -17.00%

During the periods shown in the bar chart, the Fund's best quarter was up
20.15% (quarter ended June 30, 2009) and the Fund's worst quarter was down
-26.19% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The A Shares currently do not have any shareholders so no performance information is shown.
If active the returns would be less than the Institutional Shares due to applicable fees and sales charges.

Performance Table, Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The A Shares currently do not have any shareholders so no performance information is shown. If active the returns would be less than the Institutional Shares due to applicable fees and sales charges.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
WILMINGTON SMALL-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON SMALL-CAP STRATEGY FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.19%)
WILMINGTON SMALL-CAP STRATEGY FUND (Prospectus Summary) | WILMINGTON SMALL-CAP STRATEGY FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
WILMINGTON SMALL-CAP STRATEGY FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON SMALL-CAP STRATEGY FUND | S&P Small Cap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON SMALL-CAP STRATEGY FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	0.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,113
Annual Return 2004	rr_AnnualReturn2004	18.22%
Annual Return 2005	rr_AnnualReturn2005	5.42%
Annual Return 2006	rr_AnnualReturn2006	12.05%
Annual Return 2007	rr_AnnualReturn2007	(1.65%)
Annual Return 2008	rr_AnnualReturn2008	(36.00%)
Annual Return 2009	rr_AnnualReturn2009	24.91%
Annual Return 2010	rr_AnnualReturn2010	26.94%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON SMALL-CAP STRATEGY FUND | INSTITUTIONAL SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON SMALL-CAP STRATEGY FUND | INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2003
WILMINGTON SMALL-CAP STRATEGY FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	399
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,704

[1]	RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that "Total Annual Fund Operating Expenses" for the Fund, excluding extraordinary expenses, brokerage commissions, interest and "Acquired Fund fees and expenses," exceed 0.25% through October 31, 2012 (the "Expense Limitation Agreement"). The Expense Limitation Agreement will remain in place through October 31, 2012, unless the Board of Trustees approves its earlier termination.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.